Net debt (Details) $ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 60,346	$ 59,547	$ 54,986
Hedging instrument, assets	764	2,654	2,519
Finance debt, net of hedging instruments	61,110	62,201	57,505
Cash and cash equivalents	35,067	39,204	34,891	$ 31,510	$ 33,030
Net debt	26,043	22,997	22,614
Equity	$ 79,780	$ 78,318	$ 82,199		$ 85,493
Gearing	0.246	0.227	0.216
Borrowings [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	$ 57,135	$ 54,966	$ 50,677
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ 96	$ 166	$ 144